Investments - Summary of Financial Assets Excluding Derivatives (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
AFS	€ 88,170	€ 109,860
Fair value through profit or loss	7,119	5,142
Loans	39,368	39,303
Total	134,658	154,304
Fair value	139,711	159,510
Shares [member]
Disclosure of financial assets [line items]
AFS	490	824
Fair value through profit or loss	1,062	490
Total	1,551	1,314
Fair value	1,551	1,314
Debt securities [member]
Disclosure of financial assets [line items]
AFS	80,200	101,054
Fair value through profit or loss	4,144	2,115
Total	84,344	103,169
Fair value	84,344	103,169
Money market and other short-term instruments [member]
Disclosure of financial assets [line items]
AFS	6,690	6,776
Fair value through profit or loss	119	317
Total	6,809	7,093
Fair value	6,809	7,093
Mortgage loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Loans	33,562	33,696
Total	33,562	33,696
Fair value	38,076	38,499
Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Loans	3,642	3,166
Total	3,642	3,166
Fair value	4,181	3,569
Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Loans	139	129
Total	139	129
Fair value	139	129
Policy loans [member]
Disclosure of financial assets [line items]
Loans	1,897	2,207
Total	1,897	2,207
Fair value	1,897	2,207
Other [member]
Disclosure of financial assets [line items]
AFS	791	1,206
Fair value through profit or loss	1,795	2,219
Loans	127	104
Total	2,713	3,529
Fair value	€ 2,713	€ 3,529